Taxation - Summary of Movements of Temporary Differences (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	€ (742)	€ (1,661)
Acquisitions / divestments	0	0
Profit or loss	1,551	257
Ending Balance, Net deferred tax assets	923	(742)
DTA	1,563	807	€ 523
DTL	(640)	(1,549)	€ (2,184)
Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	(742)	(1,661)
Acquisitions / divestments	0	0
Profit or loss	2,566	457
Equity / OCI	(901)	462
Ending Balance, Net deferred tax assets	923	(742)
DTA	37,656	25,007
DTL	(36,733)	(25,749)
Consolidation, Eliminations
Changes in deferred tax liability (asset) [abstract]
DTA	(36,093)	(24,200)
DTL	36,093	24,200
Property, plant and equipment | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	(215)	526
Acquisitions / divestments	0	0
Profit or loss	(670)	(741)
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	(885)	(215)
DTA	0	0
DTL	(885)	(215)
Intangible assets | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	(1,792)	(1,782)
Acquisitions / divestments	0	0
Profit or loss	1,792	(10)
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	0	(1,792)
DTA	0	0
DTL	0	(1,792)
Right-of-use assets | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	(20,887)	(12,085)
Acquisitions / divestments	0	0
Profit or loss	(6,907)	(8,802)
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	(27,794)	(20,887)
DTA	0	0
DTL	(27,794)	(20,887)
Trade and other receivables | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	613	449
Acquisitions / divestments	0	0
Profit or loss	(4,044)	164
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	(3,431)	613
DTA	615	628
DTL	(4,046)	(15)
Inventories | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	0	0
Acquisitions / divestments	0	0
Profit or loss	0	0
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	0	0
DTA	0	0
DTL	0	0
Non-current lease liabilities | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	17,783	9,315
Acquisitions / divestments	0	0
Profit or loss	7,137	8,468
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	24,920	17,783
DTA	27,508	20,114
DTL	(2,588)	(2,331)
Current lease liabilities | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	3,121	1,834
Acquisitions / divestments	0	0
Profit or loss	319	1,287
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	3,440	3,121
DTA	3,440	3,121
DTL	0	0
Provisions | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	123	107
Acquisitions / divestments	0	0
Profit or loss	6	15
Equity / OCI	10	1
Ending Balance, Net deferred tax assets	139	123
DTA	139	123
DTL	0	0
Trade and other payables | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	187	368
Acquisitions / divestments	0	0
Profit or loss	3,382	(181)
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	3,569	187
DTA	3,569	187
DTL	0	0
Investments in equity securities | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	(509)	(970)
Acquisitions / divestments	0	0
Profit or loss	0	0
Equity / OCI	(911)	461
Ending Balance, Net deferred tax assets	(1,420)	(509)
DTA	0	0
DTL	(1,420)	(509)
Net operating losses | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	834	577
Acquisitions / divestments	0	0
Profit or loss	1,551	257
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	2,385	834
DTA	2,385	834
DTL	0	0
Interest carry forward | Reportable Legal Entities
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Net deferred tax assets	0	0
Acquisitions / divestments	0	0
Profit or loss	0	0
Equity / OCI	0	0
Ending Balance, Net deferred tax assets	0	0
DTA	0	0
DTL	€ 0	€ 0